Stock-Based Compensation (Restricted Stock And RSU Activity) (Narrative) (Details) (Restricted Stock/Restricted Stock Units [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009
Restricted Stock/Restricted Stock Units [Member]
Vesting period	four
Unrecognized compensation cost related to unvested stock options granted	$ 5.8
Unrecognized compensation cost, period of recognition, in years	3.50
Fair market value on grant date	$ 9.1	$ 9.4	$ 16.8